Guarantor Statements	6 Months Ended
Jun. 30, 2018
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Guarantor Statements

13 GUARANTOR STATEMENTS

On 27 July 2017, Unilever N.V. and Unilever Capital Corporation (UCC) filed a US Shelf registration, which is unconditionally and fully guaranteed, jointly and severally, by Unilever N.V., Unilever PLC and Unilever United States, Inc. (UNUS) and that superseded the NV and UCC US Shelf registration filed on 30 September 2014, which was unconditionally and fully guaranteed, jointly and severally, by NV, PLC and UNUS. UCC and UNUS are each indirectly 100% owned by the Unilever parent entities (as defined below). Of the US Shelf registration, US$11.0 billion of Notes were outstanding at 30 June 2018 (2017: US$9.5 billion; 2016: US$5.1 billion) with coupons ranging from 1.375% to 5.9%. These Notes are repayable between 15 February 2019 and 15 November 2032.

Provided below are the income statements, cash flow statements and balance sheets of each of the companies discussed above, together with the income statement, cash flow statement and balance sheet of non-guarantor subsidiaries. These have been prepared under the historical cost convention and, aside from the basis of accounting for investments at net asset value (equity accounting), comply in all material respects with International Financial Reporting Standards. The financial information in respect of NV, PLC and UNUS has been prepared with all subsidiaries accounted for on an equity basis. Information on NV and PLC is shown collectively as Unilever parent entities. The financial information in respect of the non-guarantor subsidiaries has been prepared on a consolidated basis.

Income Statement Six months ended 30 June 2018 € million	Unilever Capital Corporation subsidiary issuer	Unilever(a) parent entities	Unilever United States Inc. subsidiary guarantor	Non- guarantor subsidiaries	Eliminations	Unilever Group
Turnover	–	–	–	26,352	–	26,352

Operating Profit	–	522	(1)	3,953	–	4,474
Net finance costs	3	(52)	(190)	31	–	(208)
Pensions and similar obligations	–	(1)	(9)	(5)	–	(15)
Other income	–	–	–	88	–	88

Profit before taxation	3	469	(200)	4,067	–	4,339
Taxation	–	(13)	–	(1,089)	–	(1,102)

Net profit before subsidiaries	3	456	(200)	2,978	–	3,237
Equity earnings of subsidiaries	–	2,583	461	(1,427)	(1,617)	–

Net Profit	3	3,039	261	1,551	(1,617)	3,237

Attributable to:
Non-controlling interests	–	–	–	198	–	198
Shareholders’ equity	3	3,039	261	1,353	(1,617)	3,039

Other comprehensive income	–	74	(30)	(637)	–	(593)

Total comprehensive income	3	3,113	231	914	(1,617)	2,644

(a)

The term ‘Unilever parent entities’ includes Unilever N.V. and Unilever PLC. Though Unilever N.V. and Unilever PLC are separate legal entities, with different shareholder constituencies and separate stock exchange listings, they operate as nearly as practicable as a single economic entity. Debt securities issued by entities in the Unilever Group are fully and unconditionally guaranteed by both Unilever N.V. and Unilever PLC.

Income Statement Six months ended 30 June 2017 € million	Unilever Capital Corporation subsidiary issuer	Unilever(a) parent entities	Unilever United States Inc. subsidiary guarantor	Non- guarantor subsidiaries	Eliminations	Unilever Group
Turnover	–	–	–	27,725	–	27,725

Operating Profit	–	66	(3)	4,784	–	4,847
Net finance costs	6	(52)	(187)	(8)	–	(241)
Pensions and similar obligations	–	(1)	(12)	(36)	–	(49)
Other income	–	–	–	75	–	75

Profit before taxation	6	13	(202)	4,815	–	4,632
Taxation	(2)	2	–	(1,315)	–	(1,315)

Net profit before subsidiaries	4	15	(202)	3,500	–	3,317
Equity earnings of subsidiaries	–	3,095	548	(1,856)	(1,787)	–

Net Profit	4	3,110	346	1,644	(1,787)	3,317

Attributable to:
Non-controlling interests	–	–	–	207	–	207
Shareholders’ equity	4	3,110	346	1,437	(1,787)	3,110

Other comprehensive income	–	(29)	51	(24)	–	(2)

Total comprehensive income	4	3,081	397	1,620	(1,787)	(3,315)

(a)

The term ‘Unilever parent entities’ includes Unilever N.V. and Unilever PLC. Though Unilever N.V. and Unilever PLC are separate legal entities, with different shareholder constituencies and separate stock exchange listings, they operate as nearly as practicable as a single economic entity. Debt securities issued by entities in the Unilever Group are fully and unconditionally guaranteed by both Unilever N.V. and Unilever PLC.

Balance Sheet As at 30 June 2018 € million	Unilever Capital Corporation subsidiary issuer	Unilever(a) Parent entities	Unilever United States Inc. Subsidiary guarantor	Non- guarantor subsidiaries	Eliminations	Unilever Group
Non-current assets
Goodwill and intangible assets	–	3,124	–	25,574	–	28,698
Deferred tax assets	–	–	47	953	–	1,000
Other non-current assets	–	6	2	13,643	–	13,651
Amounts due from group companies	19,110	9,083	–	–	(28,193)	–
Net assets of subsidiaries (equity accounted)	–	36,576	22,215	–	(58,791)	–

	19,110	48,789	22,264	40,170	(86,984)	43,349

Current assets
Amounts due from group companies	–	6,814	5,890	35,708	(48,412)	–
Trade and other current receivables	–	84	5	6,732	–	6,821
Current tax assets	–	117	–	388	–	505
Other current assets	12	2	–	12,493	–	12,507

	12	7,017	5,895	55,321	(48,412)	19,833

Total assets	19,122	55,806	28,159	95,491	(135,396)	63,182

Current liabilities
Financial liabilities	3,080	6,335	2	1,253	—	10,670
Amounts due to group companies	7,569	28,078	61	12,704	(48,412)	—
Trade payables and other current liabilities	84	208	11	13,476	—	13,779
Current tax liabilities	–	–	30	894	–	924
Other current liabilities	2	13	1	599	–	615

	10,735	34,634	105	28,926	(48,412)	25,988

Non-current liabilities
Financial liabilities	8,070	9,560	—	1,321	–	18,951
Amounts due to group companies	–	—	15,608	12,585	(28,193)	–
Pension and post-retirement healthcare liabilities:
Funded schemes in deficit	–	8	164	985	–	1,157
Unfunded schemes	–	90	442	928	–	1,460
Other non-current liabilities	–	25	19	3,281	–	3,325

	8,070	9,683	16,233	19,100	(28,193)	24,893

Total liabilities	18,805	44,317	16,338	48,026	(76,605)	50,881

Shareholders’ equity	317	11,489	11,821	46,747	(58,791)	11,583
Non-controlling interests	–	–	–	718	–	718

Total equity	317	11,489	11,821	47,465	(58,791)	12,301

Total liabilities and equity	19,122	55,806	28,159	95,491	(135,396)	63,182

(a)

The term ‘Unilever parent entities’ includes Unilever N.V. and Unilever PLC. Though Unilever N.V. and Unilever PLC are separate legal entities, with different shareholder constituencies and separate stock exchange listings, they operate as nearly as practicable as a single economic entity. Debt securities issued by entities in the Unilever Group are fully and unconditionally guaranteed by both Unilever N.V. and Unilever PLC.

Balance Sheet As at 31 December 2017 € million	Unilever Capital Corporation subsidiary issuer	Unilever(a) Parent entities	Unilever United States Inc. Subsidiary guarantor	Non- guarantor subsidiaries	Eliminations	Unilever Group
Non-current assets
Goodwill and intangible assets	–	2,143	–	26,258	–	28,401
Deferred tax assets	–	90	48	947	–	1,085
Other non-current assets	–	6	2	13,808	–	13,816
Amounts due from group companies	17,132	7,099	–	–	(24,231)	–
Net assets of subsidiaries (equity accounted)	–	35,933	21,568	–	(57,501)	–

	17,132	45,271	21,618	41,013	(81,732)	43,302

Current assets
Amounts due from group companies	–	6,119	5,318	32,445	(43,882)	–
Trade and other current receivables	–	51	3	5,168	–	5,222
Current tax assets	–	57	9	422	–	488
Other current assets	–	39	–	11,234	–	11,273

		6,266	5,330	49,269	(43,882)	16,983

Total assets	17,132	51,537	26,948	90,282	(125,614)	60,285

Current liabilities
Financial liabilities	2,420	4,685	1	862	–	7,968
Amounts due to group companies	6,964	25,457	24	11,437	(43,882)	–
Trade payables and other current liabilities	65	215	11	13,135	–	13,426
Current tax liabilities	–	–		1,088	–	1,088
Other current liabilities	–	5	–	690	–	695

	9,449	30,362	36	27,212	(43,882)	23,177

Non-current liabilities
Financial liabilities	7,377	7,571	–	1,514	–	16,462
Amounts due to group companies	–	–	14,517	9,714	(24,231)	–
Pension and post-retirement healthcare liabilities:
Funded schemes in deficit	–	8	103	1,114	–	1,225
Unfunded schemes	–	93	439	977	–	1,509
Other non-current liabilities	–	5	1	3,519	–	3,525

	7,377	7,677	15,060	16,838	(24,231)	22,721

Total liabilities	16,826	38,039	15,096	44,050	(68,113)	45,898

Shareholders’ equity	306	13,498	11,852	45,474	(57,501)	13,629
Non-controlling interests	–	–	–	758	–	758

Total equity	306	13,498	11,852	46,232	(57,501)	14,387

Total liabilities and equity	17,132	51,537	26,948	90,282	(125,614)	60,285

(a)

The term ‘Unilever parent entities’ includes Unilever N.V. and Unilever PLC. Though Unilever N.V. and Unilever PLC are separate legal entities, with different shareholder constituencies and separate stock exchange listings, they operate as nearly as practicable as a single economic entity. Debt securities issued by entities in the Unilever Group are fully and unconditionally guaranteed by both Unilever N.V. and Unilever PLC.

Cash flow statement Six months ended 30 June 2018 € million	Unilever Capital Corporation subsidiary issuer	Unilever(a) parent entities	Unilever United States Inc. subsidiary guarantor	Non- guarantor subsidiaries	Eliminations	Unilever Group
Net cash flow from operating activities	–	414	(13)	2,005	–	2,406

Net cash flow from /(used in) investing activities	(1,336)	(2,731)	(460)	2,516	570	(1,441)

Net cash flow from/(used in) financing activities	1,340	2,278	471	(3,914)	(570)	(395)

Net increase/(decrease) in cash and cash equivalents	4	(39)	(2)	607	–	570
Cash and cash equivalents at beginning of year	–	23	(1)	3,147	–	3,169
Effect of foreign exchange rates	7	18	–	47	–	72

Cash and cash equivalents at end of year	11	2	(3)	3,801	–	3,811

Cash flow statement Six months ended 30 June 2017 € million	Unilever Capital Corporation subsidiary issuer	Unilever(a) parent entities	Unilever United States Inc. subsidiary guarantor	Non- guarantor subsidiaries	Eliminations	Unilever Group
Net cash flow from operating activities	–	(14)	(16)	2,215	–	2,185

Net cash flow from /(used in) investing activities	(3,470)	(680)	(640)	3,688	642	(460)

Net cash flow from/(used in) financing activities	3,465	1,539	658	(4,882)	(642)	138

Net increase/(decrease) in cash and cash equivalents	(5)	845	2	1,021	–	1,863
Cash and cash equivalents at beginning of year	–	6	(2)	3,194	–	3,198
Effect of foreign exchange rates	5	(50)	–	(156)	–	(201)

Cash and cash equivalents at end of year	–	801	–	4,059	–	4,860

(a)

The term ‘Unilever parent entities’ includes Unilever N.V. and Unilever PLC. Though Unilever N.V. and Unilever PLC are separate legal entities, with different shareholder constituencies and separate stock exchange listings, they operate as nearly as practicable as a single economic entity. Debt securities issued by entities in the Unilever Group are fully and unconditionally guaranteed by both Unilever N.V. and Unilever PLC.